Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary of revenue
Revenue is comprised of the following:

	For the year ended December 31,
In thousands of USD	2022(1)	2023(1)	2024
First-party sales	81,728	86,384	76,518
Third-party sales	91,870	81,593	78,775
Value-added services	6,322	3,857	2,875
Marketing and advertising	16,940	12,392	7,716
Other revenue	6,440	2,176	1,602
Revenue	203,300	186,402	167,486
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(1)Re-presented for accounting policy change. See Note 7.